Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2018	2019	2020
Net income (loss)	3,049	(20,759)	(63,984)
Weighted average number of ordinary shares in circulation	58,776,712	66,908,389	78,934,960
Basic income (loss) per share (€ per share)	0.05	(0.31)	(0.81)

	Year ended December 31,
(in thousands of euro, except for data share)	2018	2019	2020
Net income (loss)	3,049	(20,759)	(63,984)
Weighted average number of ordinary shares in circulation	58,776,712	66,908,389	78,934,960
Adjustment for share instruments	570	—	—
Diluted income (loss) per share (€ per share)	0.05	(0.31)	(0.81)